Stock based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jul. 31, 2013	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued	10,000,000		10,000,000			10,000,000
Granted	200,000	7,500,000				9,700,000
Forfeited			2,000,000
Options outstanding	7,700,000		7,700,000			7,700,000
Options Granted, Exercisable Price	$ 9.05	$ 0.25				$ 0.43
Shares vested						2,500,000
Remaining to Shares vested	5,200,000		5,200,000			5,200,000
Exercisable period						5 years
Percentage of shares vested						50.00%		50.00%
Marketability discount						25.00%
Weighted-average grant-date fair value of options granted						$ 0.47
Stock based compensation expense				$ 89,376	$ 3,600	$ 435,000	$ 0
Unrecognized compensation cost related to nonvested share-based compensation	$ 130,000		$ 130,000			$ 130,000